SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after March 31, 2024 up through the date the unaudited consolidated financial statements were available to be issued. Based upon the evaluation, except as disclosed below or within the footnotes, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements as of and for the three-month period ended March 31, 2025 except as follows:

 On April 2, 2025, the Company entered into two new securities subscription agreements and amended one securities subscription agreement (the “Subscription Agreements”) with certain investors pursuant to which the investors purchased an aggregate of 400,000 additional warrants for a purchase price of $1,000,000. The Subscription Agreements contain customary representations, warranties, and indemnification provisions and were entered into in reliance on self-certification as an accredited investor pursuant to Regulation D promulgated under the Securities Act. Each warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $0.01 (the “Shares”) pursuant to the terms of warrant agreements dated as of April 2, 2025 (the “Warrant Agreement”).

On April 9, 2025, Yoshiharu Global Co., a Delaware corporation (the “Company”) entered into two new securities subscription agreements (the “Subscription Agreements”) with certain investors pursuant to which the investors purchased an aggregate of 400,000 additional warrants for an aggregate purchase price of $1,000,000. The Subscription Agreements contain customary representations, warranties, and indemnification provisions and were entered into in reliance on self-certification as an accredited investor pursuant to Regulation D promulgated under the Securities Act. Each warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $0.01 (the “Shares”) pursuant to the terms of warrant agreements dated as of April 9, 2025 (the “Warrant Agreement”).

17. SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2024 up through the date the audited consolidated financial statements were available to be issued and are as follows:

●	On January 6, 2025, Yoshiharu Global Co. (the “Company”) entered into an equity purchase agreement (the “Purchase Agreement”) with Crom Structured Opportunities Fund I, LP, a Delaware limited partnership (the “Investor”) pursuant to which the Company shall have the right, but not the obligation, to sell to the Investor up to $10,000,000 (the “ELOC Shares”) of the Company’s Class A common stock, $0.0001 par value per share (“Class A Common Stock”). The Company may request that the Investor purchase the ELOC Shares at any time during the commitment period commencing on January 6, 2025 (the “Effective Date”) and terminating on January 6, 2027.

●	On January 6, 2025, the Company issued and sold to Crom Structured Opportunities Fund I, LP, a Delaware limited partnership (“Crom”) a 10% OID promissory note in the aggregate principal amount of $1,100,000 (the “Note”) for a purchase price of $1,000,000. The Company repaid such Note on March 7, 2025 with the proceeds from a loan made to the Company on or about March 6, 2025. Also on January 6, 2025, we entered into an equity purchase agreement (the “Purchase Agreement”) with Crom (the “Investor”) pursuant to which the Company shall have the right, but not the obligation, to sell to the Investor up to $10,000,000 (the “ELOC Shares”) of the Company’s Class A common stock, $0.0001 par value per share (“Class A Common Stock”). However, we have not yet been able to access capital under this agreement since we must first register shares issuable under the Purchase Agreement, which we may only do after the filing of this Annual Report on Form 10-K.

●	On March 12, 2025, the Company entered into a private placement securities subscription agreement (the “GM Private Placement Agreement”) with Good Mood Studio, Inc. (“Good Mood Studio”) pursuant to which Good Mood Studio purchased $200,000 worth of the Company’s shares of Class A common stock, par value $0.0001 per share (“Class A Common Stock”), at a price per share of $2.50 per share, or 80,000 shares of Class A Common Stock (the “GM Shares”).

●	On March 12, 2025, the Company entered into a private placement securities subscription agreement (the “BOF Private Placement Agreement”) with Blue Ocean Fund (“Blue Ocean Fund”) pursuant to which Blue Ocean Fund purchased $300,000 worth of the Company’s Class A Common Stock, at a price per share of $2.50 per share, or 120,000 shares of Class A Common Stock (the “BOF Shares”).

●	On March 12, 2025, the Company entered into a private placement securities subscription agreement (the “GLF Private Placement Agreement”) with Green Light Fund (“Green Light Fund”) pursuant to which Green Light Fund purchased $214,000 worth of the Company’s Class A Common Stock, at a price per share of $2.50 per share, or 85,600 shares of Class A Common Stock (the “GLF Shares”).

●	On March 17, 2025, the Company entered into securities subscription agreements (the “Subscription Agreements”) with certain investors pursuant to which the investors purchased an aggregate of 480,000 warrants for a purchase price of $1,200,000. The Subscription Agreements contain customary representations, warranties, and indemnification provisions and were entered into in reliance on self-certification as an accredited investor pursuant to Regulation D promulgated under the Securities Act. Each warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $0.01 (the “Shares”) pursuant to the terms of a warrant agreement dated as of March 17, 2025 (the “Warrant Agreement”).

●	On March 24, 2025, the Company entered into securities subscription agreements (the “Subscription Agreements”) with certain investors pursuant to which the investors agreed to cancel indebtedness in an aggregate amount of $1,400,000 in exchange for the issuance of an aggregate of 560,000 warrants.

●	On March 25, 2025, the Company entered into Subscription Agreements with certain investors pursuant to which the investors agreed to pay $1,650,000 in aggregate to purchase an aggregate of 660,000 warrants. The Subscription Agreements contain customary representations, warranties, and indemnification provisions and were entered into in reliance on self-certification as an accredited investor pursuant to Regulation D promulgated under the Securities Act. Each warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $0.01 (the “Shares”) pursuant to the terms of warrant agreements dated as of March 24, 2025 (the “Warrant Agreement”).